Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company engages a third-party provider to maintain our systems and management participates in the assessment to identify any risks from cybersecurity threats. Our third-party provider monitors our firewall, network, system security and internal and external backups and reports any issues to the Company.

The Company’s board of director, together with management, is engaged in our cybersecurity monitoring managed by our third-party provider and it is constantly changing. Any issues are appropriately addressed timely.

To date, we have not experienced any cybersecurity incidents that materially affected our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we have not experienced any cybersecurity incidents that materially affected our business strategy, results of operations or financial condition.
Cybersecurity Risk Role of Management [Text Block]

The Company’s board of director, together with management, is engaged in our cybersecurity monitoring managed by our third-party provider and it is constantly changing. Any issues are appropriately addressed timely.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The Company’s board of director, together with management, is engaged in our cybersecurity monitoring managed by our third-party provider and it is constantly changing. Any issues are appropriately addressed timely.